Equity - Additional Information (Details)				12 Months Ended
	Nov. 06, 2025 USD ($) shares	Aug. 08, 2025 $ / shares shares	Nov. 19, 2024 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) Vote $ / shares shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 shares
Equity [Line Items]
Par value | $ / shares				$ 0.001
Investment amount raised through share purchase agreements				$ 16,569,700	$ 9,120,000
Investment amount received in connection with capital raising				$ 2,000,000
Number of shares issued | shares				80,865,751	78,079,203	78,079,203
Number of treasury shares repurchased | shares				15,855
Capital reserve					$ 2,000,000
Share repurchase program, aggregate value				$ 104,515
Maximum
Equity [Line Items]
Share repurchase program, authorized value	$ 10,000,000
2023 Share Purchase Agreements
Equity [Line Items]
Investment amount raised through share purchase agreements			$ 100,000
SAFE Agreements
Equity [Line Items]
Investment amount raised through share purchase agreements			1,400,000
2021 ESOP Plan
Equity [Line Items]
Investment amount raised through share purchase agreements			86,059
Statutory Registration
Equity [Line Items]
Investment amount raised through share purchase agreements			$ 7,120,000
Restricted Share Units
Equity [Line Items]
Par value | $ / shares		$ 0.001
Number of shares granted | shares		5,550,950
Restricted Share Awards
Equity [Line Items]
Par value | $ / shares		$ 0.001
Number of shares granted | shares		5,550,950
Class A Common Shares
Equity [Line Items]
Par value | $ / shares			$ 0.001	$ 0.001
Number of votes | Vote				1
Number of shares issued | shares			1,410,045	1,960,970
Number of shares to settle accrued service fees | shares	30,000
Class A Common Shares | Restricted Share Units
Equity [Line Items]
Number of shares issued | shares				30,000
Class B Common Shares
Equity [Line Items]
Par value | $ / shares				$ 0.001
Number of votes | Vote				10